UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

           Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

           A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.4%
	Consumer Discretionary — 9.6%
1,150	Abercrombie & Fitch Co., Class A	$63,503
7,400	American Eagle Outfitters, Inc.	103,600
1,750	Apollo Group, Inc., Class A*	109,008
8,500	Lowe’s Companies, Inc.	172,720
3,600	Target Corp.	162,828
8,900	The Gap, Inc.	143,468

		755,127

	Consumer Staples — 8.9%
2,900	Campbell Soup Co.	105,502
1,600	Colgate-Palmolive Co.	118,832
4,000	The Coca-Cola Co.	206,000
1,800	The Procter & Gamble Co.	117,864
2,600	Wal-Mart Stores, Inc.	152,412

		700,610

	Energy — 10.5%
1,177	Apache Corp.	132,024
2,500	Chesapeake Energy Corp.	125,375
1,750	ConocoPhillips	142,835
1,275	Newfield Exploration Co.*	62,450
1,885	Occidental Petroleum Corp.	148,595
1,500	Petro-Canada	69,345
1,998	Royal Dutch Shell PLC, Class A ADR	141,438

		822,062

	Financials — 16.9%
2,600	ACE Ltd.	131,820
1,875	Ameriprise Financial, Inc.	79,688
2,175	Astoria Financial Corp.	48,655
4,250	Bank of America Corp.	139,825
1,500	Comerica, Inc.	43,080
6,300	Hudson City Bancorp, Inc.	115,038
400	IntercontinentalExchange, Inc.*	39,920
2,251	Morgan Stanley	88,869
2,400	People’s United Financial, Inc.	40,752
1,700	SEI Investments Co.	39,151
3,775	T. Rowe Price Group, Inc.	225,934
2,119	The Hartford Financial Services Group, Inc.	134,323
850	UnionBanCal Corp.	45,662
4,900	Wells Fargo & Co.	148,323

		1,321,040

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Health Care — 12.6%
4,100	Applied Biosystems, Inc.	$151,413
1,025	Becton, Dickinson and Co.	87,033
3,725	Eli Lilly and Co.	175,485
2,725	Johnson & Johnson	186,581
2,350	Novartis AG ADR	139,473
3,920	Novo Nordisk A/S ADR	248,958

		988,943

	Industrials — 9.3%
2,750	3M Co.	193,573
2,375	Burlington Northern Santa Fe Corp.	247,308
2,400	Cummins, Inc.	159,216
2,600	Fastenal Co.	127,036

		727,133

	Information Technology — 19.0%
3,250	Accenture Ltd., Class A	135,720
1,225	Apple, Inc.*	194,713
3,200	Automatic Data Processing, Inc.	136,672
4,000	Canon, Inc. ADR	182,520
5,300	Cisco Systems, Inc.*	116,547
80	Google, Inc., Class A*	37,900
7,900	Intel Corp.	175,301
1,060	Kyocera Corp. ADR	91,775
6,300	Microsoft Corp.	162,036
9,000	Oracle Corp.*	193,770
3,500	Total System Services, Inc.	68,530

		1,495,484

	Materials — 2.6%
463	ArcelorMittal NYS	40,475
750	Freeport-McMoRan Copper & Gold, Inc.	72,563
1,900	Teck Cominco Ltd., Class B	87,343

		200,381

	Telecommunication Services — 1.2%
1,850	America Movil S.A.B. de C.V., Series L ADR	93,407

	Utilities — 4.8%
1,826	Edison International	88,269
3,200	Mirant Corp.*	97,952
2,675	PG&E Corp.	103,067
1,517	Sempra Energy	85,195

		374,483

	Total Common Stocks (Cost $7,669,877)	$7,478,670

The FBR Funds
 FBR Pegasus FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	EXCHANGE TRADED FUND — 1.9%
5,000	KBW Regional Banking ETF (Cost $152,848)	$151,550

	MONEY MARKET FUND — 3.0%
233,265	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $233,265)	233,265

	Total Investments — 100.3% (Cost $8,055,990)	7,863,485

	Liabilities Less Other Assets — (0.3%)	(27,295)

	Net Assets — 100.0%	$7,836,190

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares
PLC	Public Liability Company
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 96.6%
	Consumer Discretionary — 11.2%
1,140	Abercrombie & Fitch Co., Class A	$62,951
4,500	American Eagle Outfitters, Inc.	63,000
750	Apollo Group, Inc., Class A*	46,718
300	ITT Educational Services, Inc.*	26,574
1,570	Magna International, Inc., Class A	92,787
5,525	Mattel, Inc.	110,775
4,000	Saks, Inc.*	40,760
1,450	Tiffany & Co.	54,796
875	VF Corp.	62,633

		560,994

	Consumer Staples — 6.3%
1,025	Alberto-Culver Co.	27,501
1,750	BJ’s Wholesale Club, Inc.*	65,678
820	Bunge Ltd.	81,114
4,125	Hansen Natural Corp.*	94,297
3,150	Tyson Foods, Inc., Class A	46,935

		315,525

	Energy — 9.5%
1,035	ENSCO International, Inc.	71,560
700	Helmerich & Payne, Inc.	41,391
2,875	Hercules Offshore, Inc.*	71,789
800	Overseas Shipholding Group, Inc.	63,000
1,250	Pioneer Natural Resources Co.	74,313
470	SEACOR Holdings, Inc.*	39,325
2,550	W&T Offshore, Inc.	112,862

		474,240

	Financials — 19.8%
5,450	Annaly Capital Management, Inc.	82,132
5,475	Astoria Financial Corp.	122,475
1,850	Capitol Federal Financial	74,814
5,550	Hudson City Bancorp, Inc.	101,343
7,200	People’s United Financial, Inc.	122,256
2,200	SEI Investments Co.	50,666
12,400	Sovereign Bancorp, Inc.	118,048
2,615	T. Rowe Price Group, Inc.	156,507
400	The Hanover Insurance Group, Inc.	17,168
3,350	Unum Group	80,936
3,350	Washington Federal, Inc.	62,310

		988,655

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Health Care — 8.2%
300	Bio-Rad Laboratories, Inc., Class A*	$26,730
750	C.R. Bard, Inc.	69,630
1,475	Forest Laboratories, Inc.*	52,377
2,750	Kinetic Concepts, Inc.*	96,113
850	Lincare Holdings, Inc.*	27,387
550	Techne Corp.*	43,736
1,600	Varian Medical Systems, Inc.*	96,000

		411,973

	Industrials — 11.2%
2,125	Copart, Inc.*	93,203
1,405	Cummins, Inc.	93,208
725	Equifax, Inc.	25,440
775	Fastenal Co.	37,867
3,250	Graco, Inc.	117,747
1,350	Kubota Corp. ADR	43,875
1,150	Pall Corp.	46,483
2,975	Ritchie Bros. Auctioneers, Inc.	77,677
395	Roper Industries, Inc.	24,166

		559,666

	Information Technology — 15.4%
2,000	Activision Blizzard, Inc.*	71,960
5,750	Check Point Software Technologies Ltd.*	131,272
1,950	FactSet Research Systems, Inc.	112,456
1,375	Global Payments, Inc.	60,899
1,300	Ingram Micro, Inc., Class A*	23,959
4,950	Jack Henry & Associates, Inc.	106,871
2,750	NeuStar, Inc., Class A*	57,695
1,850	Novellus Systems, Inc.*	37,685
2,325	Paychex, Inc.	76,539
1,750	QLogic Corp.*	32,970
1,050	TDK Corp. ADR	60,900

		773,206

	Materials — 7.2%
3,525	Compania de Minas Buenaventura S.A.A. ADR	94,858
5,200	Domtar Corp.*	29,640
1,450	Ecolab, Inc.	64,815
500	Freeport-McMoRan Copper & Gold, Inc., Class B	48,375
1,000	Sigma-Aldrich Corp.	60,740
1,775	Ternium S.A. ADR	61,930

		360,358

The FBR Funds
 FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Telecommunication Services — 0.6%
725	Telephone and Data Systems, Inc.	$30,740

	Utilities — 7.2%
1,740	Energen Corp.	104,747
1,175	Pinnacle West Capital Corp.	39,445
1,350	Questar Corp.	71,388
1,050	SCANA Corp.	38,000
800	Sempra Energy	44,928
1,775	Westar Energy, Inc.	39,192
1,250	Xcel Energy, Inc.	25,075

		362,775

	Total Common Stocks (Cost $4,892,704)	4,838,132

	MONEY MARKET FUND — 4.3%
213,192	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $213,192)	213,192

	Total Investments — 100.9% (Cost $5,105,896)	5,051,324

	Liabilities Less Other Assets — (0.9%)	(44,004)

	Net Assets — 100.0%	$5,007,320

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 100.3%
	Consumer Discretionary — 12.5%
1,500	Aéropostale, Inc.*	$48,375
4,200	Cabela’s, Inc.*	48,804
8,800	Chico’s FAS, Inc.*	49,016
1,775	Interactive Data Corp.	51,120
1,500	K-Swiss, Inc., Class A	23,190
1,200	Movado Group, Inc.	25,800
90	NVR, Inc.*	49,709
5,600	Pacific Sunwear of California, Inc.*	48,776
4,700	Signet Group plc ADR	48,081
1,840	SKECHERS U.S.A., Inc., Class A*	34,776
600	Snap-On, Inc.	33,774
500	The Buckle, Inc.	25,735
825	The Gymboree Corp.*	30,855
1,400	The Men’s Wearhouse, Inc.	27,874
2,000	The Timberland Co., Class A*	28,680
875	Wolverine World Wide, Inc.	23,389

		597,954

	Consumer Staples — 4.1%
1,750	Alberto-Culver Co.	46,953
875	BJ’s Wholesale Club, Inc.*	32,839
1,400	Ingles Markets, Inc., Class A	34,048
1,060	Longs Drug Stores Corp.	49,554
1,000	NBTY, Inc.*	34,490

		197,884

	Energy — 8.2%
4,000	Compton Petroleum Corp.*	40,960
605	Dril-Quip, Inc.*	32,755
445	Foundation Coal Holdings, Inc.	26,433
1,300	Overseas Shipholding Group, Inc.	102,374
3,275	Rosetta Resources, Inc.*	77,356
950	SEACOR Holdings, Inc.*	79,487
500	Tidewater, Inc.	29,970

		389,335

	Financials — 22.6%
600	1st Source Corp.	14,004
1,200	Astoria Financial Corp.	26,844
3,300	Cardinal Financial Corp.	28,017
1,250	Cohen & Steers, Inc.	31,275
650	Commerce Bancshares, Inc.	28,360

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Financials — 22.6% (continued)
6,300	Conseco, Inc.*	$52,794
450	Cullen/Frost Bankers, Inc.	23,733
2,000	Danvers Bancorp, Inc.	23,580
2,600	East West Bancorp, Inc.	30,966
515	First Citizens BancShares, Inc., Class A	72,872
800	GAMCO Investors, Inc., Class A	35,776
2,100	HCC Insurance Holdings, Inc.	47,565
2,000	Home Federal Bancorp, Inc.	20,600
2,000	Huntington Bancshares, Inc.	14,040
400	Jones Lang LaSalle, Inc.	19,056
1,600	KBW, Inc.*	42,272
3,000	National City Corp.	14,190
3,325	National Retail Properties, Inc.	70,291
1,450	optionsXpress Holdings, Inc.	35,975
600	Piper Jaffray Companies*	21,300
1,400	ProAssurance Corp.*	68,516
2,500	Raymond James Financial, Inc.	72,249
2,400	Selective Insurance Group, Inc.	51,840
3,300	Sovereign Bancorp, Inc.	31,416
1,000	United Financial Bancorp, Inc.	11,990
1,700	Validus Holdings Ltd.	38,777
3,035	Waddell & Reed Financial, Inc., Class A	101,368
1,400	Washington Federal, Inc.	26,040
1,200	Westfield Financial, Inc.	11,820
500	Zions Bancorp.	14,635

		1,082,161

	Health Care — 9.8%
2,220	IDEXX Laboratories, Inc.*	118,769
1,000	Kinetic Concepts, Inc.*	34,950
4,250	King Pharmaceuticals, Inc.*	48,918
1,500	Lincare Holdings, Inc.*	48,330
750	National HealthCare Corp.	38,168
1,250	Techne Corp.*	99,400
1,200	VCA Antech, Inc.*	34,968
3,600	ViroPharma, Inc.*	44,316

		467,819

	Industrials — 21.0%
1,150	Acuity Brands, Inc.	46,989
1,100	Alexander & Baldwin, Inc.	47,729
1,600	AMR Corp.*	14,448
1,350	Arkansas Best Corp.	50,139
1,350	Carlisle Companies, Inc.	41,297
1,225	Ceradyne, Inc.*	56,779
1,000	Cubic Corp.	26,720
950	Excel Maritime Carriers Ltd.	35,207
1,700	Genesee & Wyoming, Inc., Class A*	68,798

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Industrials — 21.0% (continued)
1,180	Graco, Inc.	$42,751
450	Lincoln Electric Holdings, Inc.	36,158
1,725	Mueller Industries, Inc.	44,281
650	Nordson Corp.	45,929
1,050	Polypore International, Inc.*	27,458
1,425	Ritchie Bros Auctioneers, Inc.	37,207
3,150	Rollins, Inc.	53,802
30	Seaboard Corp.	54,000
950	Simpson Manufacturing Company, Inc.	22,810
700	SkyWest, Inc.	10,654
1,400	The Toro Co.	45,570
1,600	Watson Wyatt Worldwide, Inc., Class A	92,703
2,500	Werner Enterprises, Inc.	59,525
800	Woodward Governor Co.	36,000

		996,954

	Information Technology — 9.1%
350	Anixter International, Inc.*	23,811
1,275	Cymer, Inc.*	33,775
750	FactSet Research Systems, Inc.	43,253
2,050	Jack Henry & Associates, Inc.	44,260
2,250	MICROS Systems, Inc.*	71,279
1,500	NETGEAR, Inc.*	22,725
2,600	Parametric Technology Corp.*	50,362
1,500	SPSS, Inc.*	49,575
2,800	Sybase, Inc.*	94,107

		433,147

	Materials — 9.3%
525	Century Aluminum Co.*	31,196
500	Compass Minerals International, Inc.	37,800
1,500	H.B. Fuller Co.	37,500
950	Kaiser Aluminum Corp.	50,113
9,400	Lundin Mining Corp.*	50,384
800	OM Group, Inc.*	26,880
1,000	RTI International Metals, Inc.*	27,260
950	Schnitzer Steel Industries, Inc., Class A	85,727
400	Texas Industries, Inc.	20,680
3,400	The Valspar Corp.	73,678

		441,218

	Telecommunication Services — 0.7%
548	Telemig Celular Participacoes S.A. ADR	31,839

	Utilities — 3.0%
1,700	El Paso Electric Co.*	35,122
1,850	The Empire District Electric Co.	37,759

The FBR Funds
 FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Utilities — 3.0% (continued)
3,200	Westar Energy, Inc.	$70,656

		143,537

	Total Common Stocks (Cost $4,665,013)	4,781,848

	Liabilities Less Other Assets — (0.3%)	(13,324)

	Net Assets — 100.0%	$4,768,524

*	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Liability Company
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 98.6%
	Banks — 0.7%
200	First Citizens BancShares, Inc., Class A	$28,300

	Capital Goods — 8.9%
950	CLARCOR, Inc.	36,594
500	Crane Company	17,750
625	GrafTech International Ltd.*	14,656
2,050	Hexcel Corp.*	38,909
1,000	Kaydon Corp.	47,420
1,200	L.B. Foster Co.*	46,164
250	Teledyne Technologies, Inc.*	15,725
600	Valmont Industries, Inc.	64,146
1,250	Woodward Governor Co.	56,250

		337,614

	Commercial Services and Supplies — 3.0%
1,200	Ritchie Bros. Auctioneers, Inc.	31,332
1,425	Watson Wyatt Worldwide, Inc., Class A	82,565

		113,897

	Consumer Durables and Apparel — 3.7%
220	Deckers Outdoor Corp.*	24,862
750	Fossil, Inc.*	20,085
505	lululemon athletica, inc.*	11,211
1,100	True Religion Apparel, Inc.*	28,424
700	Under Armour, Inc., Class A*	20,405
2,000	Volcom, Inc.*	35,880

		140,867

	Consumer Services — 7.1%
500	Capella Education Co.*	26,100
400	Ctrip.com International Ltd. ADR	18,036
500	ITT Educational Services, Inc.*	44,290
1,975	Penn National Gaming, Inc.*	56,347
2,000	Sotheby’s	55,480
300	Strayer Education, Inc.	66,810

		267,063

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Diversified Financials — 5.6%
1,145	Investment Technology Group, Inc.*	$34,052
2,575	optionsXpress Holdings, Inc.	63,886
800	Stifel Financial Corp.*	33,688
2,400	Waddell & Reed Financial, Inc., Class A	80,160

		211,786

	Energy — 9.2%
700	Berry Petroleum Co., Class A	30,128
4,500	Compton Petroleum Corp.*	46,080
500	Comstock Resources, Inc.*	30,505
350	Overseas Shipholding Group, Inc.	27,563
2,800	Rosetta Resources, Inc.*	66,136
575	Stone Energy Corp.*	29,337
950	Swift Energy Co.*	48,279
750	W-H Energy Services, Inc.*	68,647

		346,675

	Food, Beverage and Tobacco — 0.7%
1,200	Hansen Natural Corp.*	27,432

	Health Care Equipment and Services — 11.5%
800	Cerner Corp.*	35,728
800	Gen-Probe, Inc.*	42,656
2,175	IDEXX Laboratories, Inc.*	116,362
1,350	Kinetic Concepts, Inc.*	47,183
1,800	Lincare Holdings, Inc.*	57,996
1,300	Meridian Bioscience, Inc.	33,813
750	Pediatrix Medical Group, Inc.*	36,488
2,175	VCA Antech, Inc.*	63,379

		433,605

	Insurance — 1.6%
1,500	Flagstone Reinsurance Holdings Ltd.	18,615
1,900	Selective Insurance Group, Inc.	41,040

		59,655

	Materials — 4.2%
1,500	Balchem Corp.	37,875
415	Compass Minerals International, Inc.	31,374
300	Cytec Industries, Inc.	16,218
800	Eagle Materials,Inc.	19,848
600	Schnitzer Steel Industries, Inc., Class A	54,144

		159,459

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Media — 0.5%
600	DreamWorks Animation SKG, Inc., Class A*	$17,820

	Pharmaceuticals, Biotechnology and Life Sciences — 3.9%
1,680	Techne Corp.*	133,594
300	Varian, Inc.*	14,820

		148,414

	Retailing — 2.5%
1,200	Aéropostale, Inc.*	38,700
1,050	J. Crew Group, Inc.*	30,198
1,100	JoS. A. Bank Clothiers, Inc.*	24,640

		93,538

	Semiconductors and Semiconductor Equipment — 2.1%
800	Cabot Microelectronics Corp.*	31,232
950	Hittite Microwave Corp.*	30,324
725	Microsemi Corp.*	18,821

		80,377

	Software and Services — 22.5%
750	ANSYS, Inc.*	34,410
900	Blackbaud, Inc.	16,074
5,225	Compuware Corp.*	57,474
675	Concur Technologies, Inc.*	27,824
925	FactSet Research Systems, Inc.	53,345
1,000	Global Payments, Inc.	44,290
2,350	Informatica Corp.*	38,047
2,652	Jack Henry & Associates, Inc.	57,257
1,500	JDA Software Group, Inc.*	25,605
2,550	Metavante Technologies, Inc.*	56,763
1,870	MICROS Systems, Inc.*	59,241
2,100	Parametric Technology Corp.*	40,677
3,500	Perot Systems Corp., Class A*	58,519
1,275	Quality Systems, Inc.	41,884
2,525	Quest Software, Inc.*	38,153
1,200	SPSS, Inc.*	39,660
3,800	Sybase, Inc.*	127,717
885	Syntel, Inc.	29,161

		846,101

The FBR Funds
FBR Pegasus Small Cap Growth FundTM
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Technology Hardware and Equipment — 4.7%
1,290	CommScope, Inc.*	$57,521
1,075	Foundry Networks, Inc.*	18,748
1,500	Polycom, Inc.*	35,400
2,300	QLogic Corp.*	43,332
6,600	Sonus Networks, Inc.*	23,958

		178,959

	Transportation — 5.2%
1,125	Con-Way, Inc.	56,880
2,125	Genessee & Wyoming, Inc.*	85,999
1,500	JetBlue Airways Corp.*	7,905
1,800	Knight Transportation, Inc.	34,056
1,500	UAL Corp.	12,465

		197,305

	Utilities — 1.0%
750	Ormat Technologies, Inc.	36,015

	Total Common Stocks (Cost $3,644,444)	3,724,882

	EXCHANGE TRADED FUND — 2.6%
3,195	KBW Regional Banking ETF (Cost $93,126)	96,840

	Total Investments — 101.2% (Cost $3,737,570)	3,821,722

	Liabilities In Excess Of Other Assets — (1.2%)	(47,030)

	Net Assets — 100.0%	$3,774,692

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Focus Fund
Portfolio of Investments
 July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 88.2%
	Consumer Discretionary — 45.4%
5,791,474	99 Cents Only Stores* †	$38,744,961
1,600,000	Bally Technologies, Inc.*	50,864,000
3,060,000	CarMax, Inc.*	41,004,000
87,000	Dover Motorsports, Inc.	389,760
555,943	Isle of Capri Casinos, Inc.*	3,691,462
1,200,000	Lamar Advertising Co., Class A*	45,576,000
992,000	Monarch Casino & Resort, Inc.* †	12,221,440
1,622,076	O’Reilly Automotive, Inc.*	41,427,824
4,100,000	Penn National Gaming, Inc.*	116,973,000
1,621,407	Pinnacle Entertainment, Inc.*	18,321,899
1,725,000	Pool Corp.	38,088,000

		407,302,346

	Consumer Staples — 2.1%
1,700,000	Alimentation Couche-Tard, Inc., Class B	18,576,580

	Energy — 1.7%
349,372	MarkWest Energy Partners L.P.	11,546,745
210,300	Peyto Energy Trust	3,456,564

		15,003,309

	Financials — 17.3%
1,450,000	AmeriCredit Corp.*	12,716,500
80	Berkshire Hathaway, Inc., Class B*	306,320
671,513	Encore Capital Group, Inc.*	8,226,034
150,000	Enstar Group Ltd.*	15,262,500
1,670,525	Flagstone Reinsurance Holdings Ltd.	20,731,215
461,152	HFF, Inc., Class A*	2,301,148
255,400	Markel Corp.*	92,710,201
175,437	White River Capital, Inc.*	2,850,851

		155,104,769

	Industrials — 7.3%
900,000	American Woodmark Corp. †	21,231,000
598,610	Dynamex, Inc.* †	16,802,983
183,200	Iron Mountain, Inc.*	5,312,800
902,300	Simpson Manufacturing Company, Inc.	21,664,223

		65,011,006

The FBR Funds
FBR Focus Fund
Portfolio of Investments (continued)
 July 31, 2008 (unaudited)

SHARES		VALUE

	Telecommunication Services — 14.4%
3,074,000	American Tower Corp., Class A*	$128,800,600

	Total Common Stocks (Cost $654,060,292)	789,798,610

	MONEY MARKET FUND — 6.0%
53,408,311	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Cost $53,408,311)	53,408,311

	Total Investments — 94.2% (Cost $707,468,603)	843,206,921

	Other Assets Less Liabilities — 5.8%	52,277,952

	Net Assets — 100.0%	$895,484,873

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 69.1%
	Capital Markets — 2.5%
4,000	Lehman Brothers Holdings, Inc.	$69,360
2,500	Merrill Lynch & Company, Inc.	66,625
2,000	Morgan Stanley	78,960
1,000	State Street Corp.	71,640

		286,585

	Commercial Banks — 38.5%
9,000	BB&T Corp.	252,180
19,000	Comerica, Inc.	545,680
29,000	Fifth Third Bancorp	405,130
36,000	KeyCorp	379,800
1,000	M&T Bank Corp.	70,380
20,000	Marshall & Ilsley Corp.	304,000
73,000	National City Corp.	345,290
42,000	Regions Financial Corp.	398,160
11,000	SunTrust Banks, Inc.	451,660
24,000	Synovus Financial Corp.	228,240
3,000	U.S. Bancorp	91,830
9,000	UnionBanCal Corp.	483,480
16,000	Wachovia Corp.	276,320
3,000	Wells Fargo & Co.	90,810
5,000	Zions Bancorp.	146,350

		4,469,310

	Consumer Finance — 3.5%
8,500	Capital One Financial Corp.	355,810
3,000	Discover Financial Services	43,950

		399,760

	Diversified Financial Services — 6.6%
5,000	Bank of America Corp.	164,500
4,000	CIT Group, Inc.	33,920
11,000	Citigroup, Inc.	205,590
9,000	JPMorgan Chase & Co.	365,670

		769,680

	Household Durables — 1.7%
8,500	D.R. Horton, Inc.	94,520
8,000	Pulte Homes, Inc.	97,680

		192,200

The FBR Funds
 FBR Large Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Insurance — 5.5%
3,500	American International Group, Inc.	$91,175
60	Berkshire Hathaway, Inc., Class B*	229,740
6,000	Fidelity National Financial, Inc., Class A	80,160
2,000	The Hartford Financial Services Group, Inc.	126,780
2,500	The Travelers Companies, Inc.	110,300

		638,155

	IT Services — 2.0%
500	MasterCard, Inc., Class A	122,075
1,500	Visa, Inc., Class A	109,590

		231,665

	Real Estate Investment Trusts — 0.8%
6,000	Annaly Capital Management, Inc.	90,420

	Thrifts and Mortgage Finance — 8.0%
3,000	Astoria Financial Corp.	67,110
9,000	Fannie Mae (Federal National Mortgage)	103,500
14,000	Freddie Mac (Federal Home Loan)	114,380
4,000	Hudson City Bancorp, Inc.	73,040
14,000	People’s United Financial, Inc.	237,720
18,000	Sovereign Bancorp, Inc.	171,360
30,000	Washington Mutual, Inc.	159,900

		927,010

	Total Common Stocks (Cost $8,524,692)	8,004,785

	MONEY MARKET FUND — 38.7%
4,480,290	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	(Cost $4,480,290)	4,480,290

	Total Investments — 107.8% (Cost $13,004,982)	12,485,075

	Liabilities Less Other Assets — (7.8%)	(902,262)

	Net Assets — 100.0%	$11,582,813

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 78.0%
	Commercial Banks — 25.0%
13,029	1st Source Corp.	$304,097
50,209	Bancorp Rhode Island, Inc.	1,488,697
15,000	Bank of the Ozarks, Inc.	307,500
83,000	Banner Corp.	790,990
119,652	Cape Bancorp, Inc.*	1,061,313
135,000	Cathay General Bancorp	2,151,900
70,000	Central Pacific Financial Corp.	774,900
90,000	Citizens Republic Bancorp, Inc.	301,500
25,000	Columbia Banking System, Inc.	377,750
146,400	East West Bancorp, Inc.	1,743,624
50,000	First Horizon National Corp.	470,000
25,000	FirstMerit Corp.	492,000
30,000	Fulton Financial Corp.	316,200
25,000	Integra Bank Corp.	194,250
85,000	Investors Bancorp, Inc.*	1,292,850
44,200	Midwest Banc Holdings, Inc.	246,194
80,000	Nara Bancorp, Inc.	838,400
25,000	Northrim BanCorp, Inc.	398,000
65,386	Pacific Premier Bancorp, Inc.*	272,660
15,000	PacWest Bancorp	279,300
100,000	Provident Bankshares Corp.	910,000
19,590	Sandy Spring Bancorp, Inc.	325,390
14,392	Southern First Bancshares, Inc.*	180,188
25,000	Southwest Bancorp, Inc.	348,500
135,000	Sterling Financial Corp.	1,009,800
10,000	Susquehanna Bancshares, Inc.	143,200
25,000	Synovus Financial Corp.	237,750
70,868	Taylor Capital Group, Inc.	489,698
86,000	TCF Financial Corp.	1,096,500
15,000	Texas Capital Bancshares, Inc.*	242,250
75,000	The Colonial BancGroup, Inc.	499,500
255,000	The South Financial Group, Inc.	1,537,650
270,000	UCBH Holdings, Inc.	1,217,700
55,000	United Community Banks, Inc.	585,750
238,600	Webster Financial Corp.	4,738,595
5,000	WesBanco, Inc.	113,950
18,400	Western Alliance Bancorp.*	184,736
50,000	Whitney Holding Corp.	1,028,000
10,000	Wintrust Financial Corp.	206,500
80,000	Zions Bancorp.	2,341,600

		31,539,382

	Household Durables — 0.2%
25,000	Lennar Corp., Class A	302,500

The FBR Funds
FBR Small Cap Financial Fund
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Real Estate Investment Trusts — 10.8%
140,750	Annaly Capital Management, Inc.	$2,121,103
485,850	Anworth Mortgage Asset Corp.	2,890,808
248,850	Capstead Mortgage Corp.	2,717,442
160,000	Chimera Investment Corp.	1,230,400
15,000	Hatteras Financial Corp.	344,250
484,250	MFA Mortgage Investments, Inc.	3,123,412
55,500	Redwood Trust, Inc.	1,211,565

		13,638,980

	Thrifts and Mortgage Finance — 42.0%
31,934	Abington Bancorp, Inc.	318,701
130,000	Astoria Financial Corp.	2,908,100
384,895	Bank Mutual Corp.	4,503,272
50,000	Brookline Bancorp, Inc.	487,500
64,223	Capitol Federal Financial	2,597,178
315,702	Danvers Bancorp, Inc.	3,722,127
10,000	First Financial Holdings, Inc.	199,800
100,000	FirstFed Financial Corp.*	800,000
50,000	Guaranty Financial Group, Inc.*	165,500
99,431	Hingham Institution for Savings	2,982,930
24,473	HMN Financial, Inc.	357,306
694,156	Hudson City Bancorp, Inc.	12,675,288
24,752	Oritani Financial Corp.*	410,883
182,820	Parkvale Financial Corp.	4,376,711
192,525	People’s United Financial, Inc.	3,269,075
35,017	TF Financial Corp.	744,111
58,377	United Community Financial Corp.	318,155
371,734	Washington Federal, Inc.	6,914,251
96,863	WSFS Financial Corp.	5,274,190

		53,025,078

	Total Common Stocks (Cost $96,285,035)	98,505,940

	MONEY MARKET FUND — 24.1%
30,428,650	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $30,428,650)	30,428,650

	Total Investments — 102.1% (Cost $126,713,685)	128,934,590

	Liabilities In Excess Of Other Assets — (2.1%)	(2,637,090)

	Net Assets — 100.0%	$126,297,500

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Technology Fund
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 86.9%
	Automobiles and Components — 1.2%
4,900	Johnson Controls, Inc.	$147,784

	Capital Goods — 17.2%
4,735	3M Co.	333,296
15,500	ABB Ltd. ADR	406,409
1,000	American Superconductor Corp.*	39,490
1,075	Cummins, Inc.	71,316
500	Energy Conversion Devices, Inc.*	34,965
6,600	Evergreen Solar, Inc.*	61,644
630	First Solar, Inc.*	179,619
2,950	General Dynamics Corp.	262,963
850	Goodrich Corp.	41,769
1,525	Pall Corp.	61,641
1,725	Precision Castparts Corp.	161,167
1,400	Quanta Services, Inc.*	43,232
975	SunPower Corp., Class A*	76,801
2,680	Suntech Power Holdings Company Ltd. ADR*	89,673
5,925	Vestas Wind Systems A/S ADR*	260,768
800	Woodward Governor Co.	36,000

		2,160,753

	Commercial Services and Supplies — 0.3%
2,075	Fuel Tech, Inc.*	38,450

	Consumer Durables and Apparel — 1.0%
3,350	Garmin Ltd.	119,495

	Energy — 1.8%
6,100	Weatherford International Ltd.*	230,153

	Health Care Equipment and Services — 7.8%
4,000	Baxter International, Inc.	274,440
1,575	Becton, Dickinson and Co.	133,733
825	Cerner Corp.*	36,845
935	DENTSPLY International, Inc.	37,634
525	Intuitive Surgical, Inc.*	163,427
2,800	Kinetic Concepts, Inc.*	97,860
3,675	Stryker Corp.	235,898

		979,837

	Materials — 0.3%
1,850	Calgon Carbon Corp.*	35,150

The FBR Funds
FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Pharmaceuticals, Biotechnology and Life Sciences — 16.4%
1,775	Biogen Idec, Inc.*	$123,824
2,800	Celgene Corp.*	211,372
1,350	Charles River Laboratories International, Inc.*	89,721
450	Covance, Inc.*	41,310
1,050	Forest Laboratories, Inc.*	37,286
3,700	Genentech, Inc.*	352,424
1,635	Genzyme Corp.*	125,323
7,375	Merck & Company, Inc.	242,638
3,780	Novartis AG ADR	224,343
1,700	Pharmaceutical Product Development, Inc.	64,838
4,350	Schering-Plough Corp.	91,698
3,475	Teva Pharmaceutical Industries Ltd.	155,819
625	Waters Corp.*	42,463
6,350	Wyeth	257,301

		2,060,360

	Retailing — 1.8%
2,925	Amazon.com, Inc.*	223,295

	Semiconductors and Semiconductor Equipment — 5.1%
1,475	Cypress Semiconductor Corp.*	40,194
12,750	Intel Corp.	282,922
5,700	Marvell Technology Group Ltd.*	84,303
2,075	MEMC Electronic Materials, Inc.*	95,886
12,157	NVIDIA Corp.*	139,076

		642,381

	Software and Services — 13.1%
4,825	Akamai Technologies, Inc.*	112,616
2,200	Amdocs Ltd.*	66,902
1,725	ANSYS, Inc.*	79,143
220	Baidu.com, Inc. ADR*	76,373
3,225	Cognizant Technology Solutions Corp., Class A*	90,526
657	Dassault Systemes S.A. ADR	42,245
9,700	eBay, Inc.*	244,149
830	Google, Inc., Class A*	393,212
5,475	Infosys Technologies Ltd. ADR	215,660
1,025	Salesforce.com, Inc.*	65,385
5,450	Satyam Computer Services Ltd. ADR	116,303
4,025	VMware, Inc., Class A*	144,296

		1,646,810

	Technology, Hardware and Equipment — 19.9%
1,225	Amphenol Corp., Class A	58,396
2,298	Apple, Inc.*	365,267
16,333	AU Optronics Corp. ADR	184,557

The FBR Funds
FBR Technology Fund
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Technology, Hardware and Equipment — 19.9% (continued)
4,925	Avnet, Inc.*	$134,256
15,425	Corning, Inc.	308,654
1,725	Dolby Laboratories, Inc., Class A*	70,190
18,800	EMC Corp.*	282,188
5,675	Juniper Networks, Inc.*	147,720
6,880	LG Display Company Ltd. ADR	102,237
9,200	Motorola, Inc.	79,488
3,085	Research In Motion Ltd.*	378,899
6,225	Seagate Technology	93,188
1,100	Trimble Navigation Ltd.*	36,520
4,950	Tyco Electronics Ltd.	164,043
2,700	Western Digital Corp.*	77,733

		2,483,336

	Telecommunication Services — 1.0%
1,675	Telephone and Data Systems, Inc.	71,020
975	United States Cellular Corp.*	58,159

		129,179

	Total Common Stocks (Cost $10,993,251)	10,896,983

	MONEY MARKET FUND — 12.4%
1,558,039	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,558,039)	1,558,039

	Total Investments — 99.3% (Cost $12,551,290)	12,455,022

	Other Assets In Excess Of Liabilities — 0.7%	82,705

	Net Assets — 100.0%	$12,537,727

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments
July 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 97.4%
	Electric Utilities — 8.8%
900	ALLETE, Inc.	$38,304
92,537	Duke Energy Corp.	1,626,800
212,940	E.ON AG ADR	13,581,717
3,565	Entergy Corp.	381,170
73,925	Exelon Corp.	5,811,983
8,178	MGE Energy, Inc.	287,130
30,400	Northeast Utilities	764,864
13,666	Pepco Holdings, Inc.	340,830
16,350	PPL Corp.	767,796
15,825	Sierra Pacific Resources	179,456
6,400	The Empire District Electric Co.	130,624
5,005	UniSource Energy Corp.	152,903

		24,063,577

	Gas Utilities — 26.3%
132,350	AGL Resources, Inc.	4,574,016
193,350	Atmos Energy Corp.	5,117,975
11,465	Chesapeake Utilities Corp.	327,784
1,825	Corning Natural Gas Corp.*	28,926
7,157	Delta Natural Gas Company, Inc.	198,177
53,525	Energen Corp.	3,222,205
8,560	Energy West, Inc.	86,884
18,039	EnergySouth, Inc.	1,092,983
107,500	Equitable Resources, Inc.	5,616,875
109,400	National Fuel Gas Co.	5,447,026
68,450	New Jersey Resources Corp.	2,333,461
94,250	Nicor, Inc.	3,753,035
59,500	Northwest Natural Gas Co.	2,692,375
157,900	ONEOK, Inc.	7,181,292
160,900	Piedmont Natural Gas Company, Inc.	4,308,902
155,800	Questar Corp.	8,238,703
4,943	RGC Resources, Inc.	141,864
53,460	South Jersey Industries, Inc.	1,994,058
214,557	Southern Union Co.	5,604,229
93,100	Southwest Gas Corp.	2,690,590
41,650	The Laclede Group, Inc.	1,766,377
66,325	UGI Corp.	1,794,755
98,900	WGL Holdings, Inc.	3,415,017

		71,627,509

	Independent Power Producers and Energy Traders — 0.7%
22,450	Constellation Energy Group, Inc.	1,866,942

	Multi-Utilities — 36.7%
26,975	Alliant Energy Corp.	869,404
29,125	Ameren Corp.	1,196,746
22,375	Avista Corp.	506,123

The FBR Funds
FBR Gas Utility Index Fund
Portfolio of Investments (continued)
July 31, 2008 (unaudited)

SHARES		VALUE

	Multi-Utilities — 36.7% (continued)
1,475	Black Hills Corp.	$47,598
268,700	CenterPoint Energy, Inc.	4,237,399
8,050	CH Energy Group, Inc.	291,813
151,750	CMS Energy Corp.	2,048,625
97,675	Consolidated Edison, Inc.	3,877,698
302,400	Dominion Resources, Inc.	13,360,032
52,725	DTE Energy Co.	2,161,725
116,009	Energy East Corp.	2,899,065
66,971	Integrys Energy Group, Inc.	3,419,539
104,100	MDU Resources Group, Inc.	3,321,831
199,134	National Grid PLC ADR	13,162,757
363,850	NiSource, Inc.	6,214,558
27,116	NorthWestern Corp.	671,663
24,775	NSTAR	789,332
216,825	PG&E Corp.	8,354,267
22,225	PNM Resources, Inc.	260,255
250,300	Public Service Enterprise Group, Inc.	10,462,540
78,100	Puget Energy, Inc.	2,150,874
243,850	Sempra Energy	13,694,616
53,975	TECO Energy, Inc.	1,001,236
62,155	Vectren Corp.	1,814,926
30,825	Wisconsin Energy Corp.	1,390,824
112,250	Xcel Energy, Inc.	2,251,735

		100,457,181

	Oil, Gas and Consumable Fuels — 24.9%
92,050	Cheniere Energy, Inc.*	278,912
746,650	El Paso Corp.	13,387,435
312,835	Enbridge, Inc.	13,727,199
45,400	Southwestern Energy Co.*	1,648,474
502,318	Spectra Energy Corp.	13,647,980
362,000	The Williams Companies, Inc.	11,602,100
350,300	TransCanada Corp.	13,570,622

		67,862,722

	Total Common Stocks (Cost $137,787,476)	265,877,931

	MONEY MARKET FUND — 2.5%
6,713,305	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $6,713,305)	6,713,305

	Total Investments — 99.9% (Cost $144,500,781)	272,591,236

	Other Assets In Excess Of Liabilities — 0.1%	246,148

	Net Assets — 100.0%	$272,837,384

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds
FBR Fund for Government Investors
Portfolio of Investments
July 31, 2008 (unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 90.5%
	Federal Home Loan Bank - 59.8%
$12,000,000	FHLB	2.5%	1/22/09	$11,991,150
12,000,000	FHLB	2.56	2/13/09	11,981,203
12,000,000	FHLB Discount Note*	1.97	8/1/08	12,000,000
10,000,000	FHLB Discount Note*	2.13	8/15/08	9,991,717
12,000,000	FHLB Discount Note*	2.14	8/22/08	11,985,020
12,000,000	FHLB Discount Note*	2.25	9/19/08	11,963,250

				69,912,340

	Federal Home Loan Mortgage Corporation - 30.7%
12,000,000	Freddie Mac Discount Note*	2.015	8/11/08	11,993,283
12,000,000	Freddie Mac Discount Note*	2.22	8/29/08	11,979,280
12,000,000	Freddie Mac Discount Note*	2.23	9/8/08	11,971,753

				35,944,316

	MONEY MARKET FUND — 19.8%
23,170,254	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $23,170,254)			23,170,254

	Total Investments — 110.3% (Amortized Cost $129,026,910) †			129,026,910

	Liabilities Less Other Assets — (10.3%)			(12,027,587)

	Net Assets — 100.0%			$116,999,323

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 50 Days

See accompanying Notes to Portfolio of Investments

The FBR Funds
Notes to Portfolios of Investments
July 31, 2008
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

 Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended July 31, 2008, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
	10/31/07	Purchases	Sales	7/31/2008	Gain	Dividends	7/31/2008	Cost
Affiliate

FBR Focus Fund
99 Cents Only Stores	4,045,374	1,746,100	—	5,791,474	—	$—	$38,744,961	$66,728,709
American Woodmark Corp.	845,850	54,150	—	900,000	—	81,000	21,231,000	28,730,843
Dyanmex, Inc.	594,810	3,800	—	598,610	—	—	16,802,983	11,258,278
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	12,221,440	4,511,967

3. Federal Tax Information

As of July 31, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Pegasus Fund	$8,074,439	$590,582	$(801,536)	$(210,954)
Pegasus Mid Cap Fund	5,114,511	305,340	(368,527)	(63,187)
Pegasus Small Cap Fund	4,673,806	336,761	(228,719)	108,042
Pegasus Small Cap Growth Fund	3,749,577	316,278	(244,133)	72,145
Focus Fund	707,468,603	250,651,832	(114,913,514)	135,738,318
Large Cap Financial Fund	13,100,174	287,320	(902,419)	(615,099)
Small Cap Financial Fund	127,509,807	10,549,059	(9,124,276)	1,424,783
Technology Fund	12,608,831	693,153	(846,962)	(153,809)
Gas Utility Index Fund	155,499,385	126,823,373	(9,731,522)	117,091,851
Fund for Government Investors	129,026,910	-	-	-

ITEM 2.  CONTROLS AND PROCEDURES

(a)  The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)  A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/24/08

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	9/24/08

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	9/24/08

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds